Fair Value (Assets And Liabilities Measured At Fair Value On A Recurring Basis, Including Financial Assets And Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial Assets:
Total securities available for sale	$ 10,114	$ 11,773
Loans held for sale	17,385	1,124
Yield maintenance provisions (embedded derivatives)	17	56
Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Total securities available for sale	10,114	11,773
Loans held for sale	17,385	1,124
Yield maintenance provisions (embedded derivatives)	17	56
Interest rate lock commitments	721	11
Financial Liabilities:
Interest-rate swaps	17	56
TBA mortgage-backed securities	342
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Total securities available for sale	10,114	11,773
Loans held for sale	17,385	1,124
Fair Value, Measurements, Recurring [Member] | U.S. Treasury [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Total securities available for sale	9,881	11,417
Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities - Residential [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Total securities available for sale	170	244
Fair Value, Measurements, Recurring [Member] | Collateralized Mortgage Obligations [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Total securities available for sale	63	112
Fair Value, Measurements, Recurring [Member] | Yield maintenance provisions (embedded derivatives) [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Yield maintenance provisions (embedded derivatives)	17	56
Fair Value, Measurements, Recurring [Member] | Interest Rate Lock Commitments [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Interest rate lock commitments	721	11
Fair Value, Measurements, Recurring [Member] | Interest Rate Swaps [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Liabilities:
Interest-rate swaps	17	$ 56
Fair Value, Measurements, Recurring [Member] | TBA Mortgage-Back Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Liabilities:
TBA mortgage-backed securities	$ 342